Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Christopher J. Zimmerman, Esq.
czimmerman@stradley.com
202.419.8402

January 25, 2017

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Nationwide Variable Insurance Trust (the "Registrant")
File Nos. 811-03213 and 002-73024
Preliminary Proxy Solicitation Materials

Ladies and Gentlemen:

Submitted herewith for filing electronically via the EDGAR system, on behalf of the Registrant, pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a Notice of Special Meeting of Shareholders, a copy of the preliminary proxy statement, and form of proxy card to be used in connection with a special meeting of shareholders (the "Meeting") of the NVIT Flexible Fixed Income Fund, NVIT Flexible Moderate Growth Fund, and Lazard NVIT Flexible Opportunistic Strategies Fund (each a "Fund" and collectively, the "Funds").
The Meeting is scheduled to be held on April 7, 2017.  As described in the preliminary proxy statement, the items to be considered by each Fund's shareholders at the Meeting are: (1) to approve the liquidation of the assets and dissolution of the Funds pursuant to the provisions of a Plan of Liquidation and Dissolution for each Fund; and (2) to transact such other business as may properly come before the Meeting or any adjournments thereof.
Please direct questions or comments relating to this filing to me at the above-referenced telephone number.
Very truly yours,
/s/ Christopher J. Zimmerman
Christopher J. Zimmerman, Esq.

cc:	Allan Oster, Esq.

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